Putnam
Convertible
Opportunities
and Income Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Although both convertible securities and high-yield bonds are fixed-income investments, in many ways they act like stocks. As a consequence, Putnam Convertible Opportunities and Income Trust's performance for the fiscal year ended February 28, 2001, was heavily influenced by the sharp decline in the stock market. At the same time, when the Federal Reserve Board lowered interest rates toward the end of the period, investors flocked to fixed-income investments, with beneficial effect to the market price of your fund's shares.

The fund's diversification also served it well during the turbulent markets of fiscal 2001. It was especially helpful in softening the impact of the severe declines in technology and telecommunications issues.

In the following report, the management team goes into greater detail about this phenomenon and other aspects of the fund's performance throughout the period. The team also views with optimism the prospects for fiscal 2002.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
April 18, 2001


REPORT FROM FUND MANAGEMENT

Charles G. Pohl,
Rosemary H. Thomsen,
and the credit team

During the fiscal year ended February 28, 2001, your fund's performance was severely affected by significant volatility in both the convertible bond market and the high-yield bond market. As a result, the fund's net asset value experienced a decline. However, in the final two months of the period, after the Federal Reserve Board lowered interest rates by a full percentage point in January, both the convertible and high-yield sectors rallied sharply. This boosted investor enthusiasm for these sectors and helped to drive the fund's market price into positive territory.

Total return for 12 months ended 2/28/01

              NAV            Market price
-----------------------------------------------------------------------
            -9.12%             11.00%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 6.

* CONVERTIBLE BOND MARKET AFFECTED BY CLOSE CORRELATION WITH NASDAQ

The stock performance of Nasdaq-listed companies has exerted an increasingly stronger influence on convertible bond prices over the past two and a half to three years. This is because many convertible bonds were issued by technology and telecommunications companies -- two sectors that dominated the Nasdaq from 1997 through the first part of 2000. The companies that issue convertibles typically are in the fastest-growing sectors of the economy and often tap the convertible market for financing. By the end of 1999, the combined technology and telecommunications sectors amounted to more than 60% of the convertible bond market, up from 29% in 1998. (By contrast, the convertible market in the early to mid 1990s was dominated by cyclical and consumer services companies.) As a result, when the Nasdaq plunged in March 2000, the convertible bond market also experienced severe price declines.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

Convertible securities -- 48.9%

Corporate bonds and notes -- 45.1%

Other -- 2.6%

Common stocks -- 1.7%

Preferred stocks -- 1.4%

Warrants -- 0.3%

Footnote reads:
*Based on market value as of 2/28/01. Holdings will vary over time.

The effects of the Fed's monetary tightening program, which featured six rate increases between June 1999 and May 2000, were also a negative factor for convertible bonds because they are fixed-income securities and are hurt by rising interest rates. As concerns continued in the early part of last year about the fast pace of economic growth, fixed-income securities generally fared poorly. However, during the latter part of the summer and through the fall, it appeared that the economy was slowing quickly and thus reduced the risk of inflation while increasing the chances of a change in Fed monetary policy.

Convertible bond performance was therefore subject to two opposing forces in 2000. One was the positive elements of a cooling economy and a more favorable bond market and the other was the negative impact of significant equity volatility among many convertible issuers through the remainder of 2000, especially in the technology and telecommunications sectors. The convertible portion of the fund was exposed to these two sectors but was underweight relative to the broader convertible bond market. This underexposure positively affected the fund's relative performance.

* VOLATILE HIGH-YIELD MARKET EXPERIENCED LATE RALLY

Over the fiscal year, total returns in the high-yield market were essentially flat, meaning that declines in the fund's net asset value were offset by the income produced by the bonds (total return includes both income and price appreciation). High-yield bonds had a difficult year for several reasons. These included higher short-term interest rates that contributed to an inverted yield curve (meaning that long-term rates were lower than short-term rates), sustained high default rates in the 6% range, a slowing economy, and the indirect effects of the steep declines in the Nasdaq. In addition, the volatility in the high-yield market and the inverted Treasury yield curve combined to produce a flight to quality that drained approximately $5 billion out of high-yield bond mutual funds in 2000.


[GRAPHIC OMITTED: TOP FIVE CONVERTIBLE SECURITY HOLDINGS]

TOP FIVE CONVERTIBLE SECURITY HOLDINGS*

Solectron Corp., convertible notes
zero %, 2019
Electronics

Comcast Corp.
$2.00 convertible preferred
Telecommunications

Solectron Corp., convertible notes
zero %, 2020
Electronics

Metlife Capital Trust
$4.00 convertible preferred
Insurance

Unocal Capital Trust
$3.125 convertible cumulative preferred
Oil & gas

[GRAPHIC OMITTED: TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS]

TOP FIVE CORPORATE HIGH-YIELD BOND HOLDINGS*

Roller Bearing Co., company
guaranty
Series B, 9.625%, 2007
Manufacturing

Echostar Broadband Corp., 144A
senior notes
10.375%, 2007
Broadcasting

Charter Communications Holdings
LLC, 144A senior notes
11.125%, 2011
Cable television

AMFM Operating, Inc., debentures
12.625%, 2006
Broadcasting

RBF Finance Co., company guaranty
11.375%, 2009
Energy

Footnote reads:
*These combined holdings represent 7.7% of the fund's net assets as of 2/28/01. Portfolio holdings will vary over time.

November and December were particularly difficult months, as yield spreads (the difference in yield between high-yield bonds and Treasuries) increased to 9.4%, the widest spread since 1991. Third-quarter corporate earnings were weak, and the strength of the dollar, as compared to the declining euro, hurt U.S. exports to Europe. Sectors that were particularly hard hit included telecommunications, automotive, and natural resources. The energy and utility sectors performed well during the calendar year, benefiting from skyrocketing oil and natural gas prices.

However, high yield bond prices rallied in January and February of 2001, responding to the Fed's one- percentage-point rate reduction and an increase in investor interest. The combination of generous yields and attractive valuations that high-yield bonds were offering proved compelling, and signs that the Fed would continue lowering rates to ward off a recession further increased optimism among high-yield investors. Finally, there were indications in the economy suggesting potential for growth toward the latter part of the year, which would help reduce default rates and bolster the outlook for high-yield bonds.

The high-yield portion of the fund's portfolio benefited from a reduced telecommunications weighting and diversification into other sectors of the market. Without question, the fund's high-yield bond holdings suffered along with the market in 2000, but they also have benefited this year from the high-yield market's rally.

* CONVERTIBLE STRATEGY -- FOCUS ON QUALITY AND OPPORTUNITY

In the convertible portion of your fund, we attempt to emphasize smaller companies with attractive valuations. Because we recognize that fast-growing small and midsize companies are likely to come in and out of favor, our research is focused on identifying the highest-quality companies with the best long-term fundamentals for inclusion in the portfolio.

During periods of market volatility in 2000 -- particularly in the spring and again in the final two months of the year -- there were many companies with solid credit that were selling at extremely attractive prices. This represented a rare, two-pronged opportunity for us -- not only did many of these convertible bonds have extraordinarily high yields, they also offered the potential for significant price appreciation with any recovery in the prices of their underlying stocks. In some cases, the convertible bonds were the only debt that the companies had, so there was little credit risk.

We took advantage of these opportunities, especially in November and December 2000, to add some of these oversold, high-yielding convertible bonds to the fund. Since the stock prices of some of these holdings were so low, it was unlikely the conversion would ever occur. As a result, these bonds reacted more like pure fixed-income securities to market conditions.

In January 2001, when both the stock and bond markets recovered, these securities appreciated significantly and the fund performed very well. Its net asset value rose by more than 5%, and its market price increased nearly 21% in January alone.

* FUND'S DIVERSIFICATION ULTIMATELY PROVED ADVANTAGEOUS

In 1999 and the early part of 2000, the dominance of the technology and telecommunications sectors in the Nasdaq and in the convertible and high-yield markets made it difficult for diversified portfolios like this fund's to outperform the benchmark indexes or any competitive funds that had higher weightings in these areas. However, with this volatility that we saw after the "bubble" burst in March 2000, the fund's diversification into other sectors cushioned the impact of the tech and telecom declines. In particular, the fund's life insurance and property/casualty insurance holdings, bank holdings, and energy holdings all helped it weather the market's downturn.

We anticipate that the coming year will generally be positive for convertible and high-yield bonds because both sectors continue to offer attractive yields and strong potential for appreciation, a situation that investors are beginning to notice. We will remain selective in the securities we purchase because of the potential for further equity declines and continued economic uncertainty, but we believe the characteristics of convertibles and high-yield bonds make them especially attractive right now. We plan on keeping the portfolio diversified across all sectors, and we are optimistic because the current environment provides us with an opportunity to purchase, at attractive prices, both high-yield bonds and convertibles issued by solid companies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/01, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.

TOTAL RETURN FOR PERIODS ENDED 2/28/01

                                                       Credit Suisse
                                     Merrill Lynch     First Boston    Consumer
                             Market   All-Convertible   High Yield       price
                    NAV       price       Index         Bond Index       index
-------------------------------------------------------------------------------
1 year            -9.12%     11.00%     -20.44%           1.26%          3.59%
-------------------------------------------------------------------------------
5 years           32.90      47.97       76.15           30.30          13.60
Annual average     5.85       8.15       11.99            5.44           2.58
-------------------------------------------------------------------------------
Life of fund
(since 6/29/95)   49.12      41.26       98.78           41.44          15.54
Annual average     7.30       6.28       12.89            6.31           2.58
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 2/28/01

-------------------------------------------------------------------------------
Distributions from common shares
-------------------------------------------------------------------------------
Number                                                      12
-------------------------------------------------------------------------------
Income                                                   $1.5793
-------------------------------------------------------------------------------
Capital gains
  Short-term                                              0.2807
-------------------------------------------------------------------------------
  Total                                                  $1.8600
-------------------------------------------------------------------------------
Share value:                                          NAV   Market price
-------------------------------------------------------------------------------
2/29/00                                            $24.03      $18.750
-------------------------------------------------------------------------------
2/28/01                                             19.81       18.880
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current dividend rate 1                              9.39%       9.85%
-------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                               NAV         Market price
-------------------------------------------------------------------------------
1 year                       -11.74%          3.59%
-------------------------------------------------------------------------------
5 years                       27.72          44.59
Annual average                 5.01           7.65
-------------------------------------------------------------------------------
Life of fund (since 6/29/95)  44.53          37.34
Annual average                 6.61           5.67
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible bonds that is commonly used as a general measure of performance for the convertible bond market.

Credit Suisse First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's. The average quality of the bonds included in the index may be lower than the quality of the bonds in which the fund customarily invests.

Consumer price index (CPI)* is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Convertible Opportunities and Income Trust

We have audited the accompanying statement of assets and liabilities, of the Putnam Convertible Opportunities and Income Trust, including the fund's portfolio, as of February 28, 2001, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 29, 2000 and financial highlights for each of the years in the four-year period ended February 29, 2000, were audited by other auditors whose report dated April 4, 2000, expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Convertible Opportunities and Income Trust as of February 28, 2001, the results of its operations, changes in its net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

                                                          KPMG  LLP
Boston, Massachusetts
April 6, 2001



THE FUND'S PORTFOLIO
February 28, 2001

CORPORATE BONDS AND NOTES (44.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
     $       30,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                 $      30,675
             80,000 AOA Holdings LLC sr. notes 10 3/8s, 2006                                                 76,000
            122,504 Interact Operating Co. notes 14s, 2003                                                    3,675
             60,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                          61,800
             50,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            51,750
             45,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                          46,125
                                                                                                      -------------
                                                                                                            270,025

Aerospace and Defense (0.9%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                            43,500
            140,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   121,800
            110,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          113,300
             30,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                       29,400
             60,000 Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                             57,600
            100,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           107,000
             50,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                     50,750
             40,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                               39,800
             80,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                              81,200
             40,000 Sequa Corp. sr. notes 9s, 2009                                                           40,800
                                                                                                      -------------
                                                                                                            685,150

Agriculture (0.4%)
-------------------------------------------------------------------------------------------------------------------
            284,643 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                             270,411

Airlines (0.4%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Air 2 US Industries 144A notes Ser. D, 12.266s, 2020                                    108,625
             80,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                            77,000
             30,000 Continental Airlines, Inc. notes 8s, 2005                                                28,603
             10,000 Northwest Airlines, Inc. company guaranty 8.52s, 2004                                     9,980
             50,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                   48,815
             50,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                          49,750
                                                                                                      -------------
                                                                                                            322,773

Automotive (1.1%)
-------------------------------------------------------------------------------------------------------------------
            138,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   128,340
             60,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                            52,800
             70,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                   58,800
             70,000 Exide Corp. sr. notes 10s, 2005                                                          56,000
             30,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                    5,700
            180,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                   36,000
             20,000 Hayes Wheels International, Inc. company guaranty 11s, 2006                              15,300
            165,000 Hayes Wheels International, Inc. company guaranty
                    Ser. B, 9 1/8s, 2007                                                                    114,675
             10,000 Hayes Wheels International, Inc. 144A sr. sub. notes
                    9 1/8s, 2007                                                                              6,850
             50,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                          49,651
            110,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         109,933
            180,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                           111,600
            170,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s,
                    2008 (In default) (NON)                                                                   8,500
            120,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                   39,600
                                                                                                      -------------
                                                                                                            793,749

Banking (1.0%)
-------------------------------------------------------------------------------------------------------------------
            120,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   119,400
             30,000 CSBI Capital Trust I 144A company guaranty 11.75%, 2027                                  30,300
             90,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                    85,188
            140,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  136,626
             90,000 Local Financial Corp. sr. notes 11s, 2004                                                90,000
             70,000 Provident Capital Trust company guaranty 8.6s, 2026                                      61,461
             40,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                              24,710
             70,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                          73,850
             60,000 Sovereign Capital Trust company guaranty 9s, 2027                                        41,968
             50,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                           43,950
                                                                                                      -------------
                                                                                                            707,453

Beverage (0.1%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Constellation Brands, Inc. 144A sr. notes 8s, 2008                                       70,700

Broadcasting (3.3%)
-------------------------------------------------------------------------------------------------------------------
            135,000 Acme Television 144A sr. disc. notes 10 7/8%, 2004                                      122,850
             70,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                             69,300
            379,900 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           416,940
              2,044 Australis Media, Ltd. sr. disc. Notes 15 3/4%, 2003
                    (Australia) (In default) (NON) (PIK)                                                          1
            250,000 Australis Media, Ltd. Units 15 3/4s, 2003 (Australia)
                    (In default) (NON)                                                                           25
             80,000 Benedek Communications Corp. sr. disc. notes
                    stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                     60,000
             10,000 British Sky Broadcasting PLC company guaranty
                    8.2s, 2009 (United Kingdom)                                                              10,103
             20,000 British Sky Broadcasting PLC company guaranty 7.3s,
                    2006 (United Kingdom)                                                                    19,839
             40,000 British Sky Broadcasting PLC company guaranty 6 7/8s,
                    2009 (United Kingdom)                                                                    37,106
             75,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s,
                    2004 (Bermuda)                                                                           25,500
             79,370 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                  83,339
            193,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                     48,250
            530,000 Echostar Broadband Corp. 144A sr. notes 10 3/8s, 2007                                   543,250
             90,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                    78,975
             85,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                        86,700
             50,000 Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                          51,750
             25,000 Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                25,500
             80,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                   56,400
              5,000 Knology Holdings, Inc. sr. disc. Note stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                    1,400
            180,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      173,700
             60,000 News America, Inc. sr. notes 6 5/8s, 2008                                                57,953
             30,000 Pegasus Communications Corp. sr. notes Ser. B,
                    9 3/4s, 2006                                                                             29,400
             30,000 Pegasus Media & Communications notes Ser. B,
                    12 1/2s, 2005                                                                            31,650
            247,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                          241,764
             50,000 Radio One, Inc. company guaranty Ser. B, 12s, 2004                                       52,250
             70,000 RCN Corp. sr. notes 10 1/8s, 2010                                                        38,850
             20,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                 18,500
             50,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                               45,500
             30,000 Young Broadcasting Inc. company guaranty Ser. B,
                    8 3/4s, 2007                                                                             28,500
             20,000 Young Broadcasting Inc. 144A sr. sub notes 10 1/8s, 2005                                 20,200
             30,000 Young Broadcasting Inc. 144A sr. sub notes 10s, 2011                                     29,813
                                                                                                      -------------
                                                                                                          2,505,308

Building Materials (0.4%)
-------------------------------------------------------------------------------------------------------------------
            110,000 American Standard, Inc. company guaranty 7 1/8s, 2003                                   108,900
             20,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                            17,250
             30,000 Building Materials Corp. company guaranty 8s, 2008                                       15,000
            130,000 Dayton Superior Corp. 144A sr. sub. Notes 13s, 2009                                     131,300
             50,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                           49,000
                                                                                                      -------------
                                                                                                            321,450

Cable Television (2.6%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                    31,575
            170,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                            170,000
             30,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                     27,375
            100,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                      94,000
            405,000 Charter Communications Holdings LLC 144A sr. notes
                    11 1/8s, 2011                                                                           431,325
             20,000 Charter Communications Holdings LLC 144A sr. notes
                    10 3/4s, 2009                                                                            21,300
            250,000 Comcast UK Cable, Ltd. Deb. 10 3/4%, 2007 (Bermuda)                                     240,000
             40,000 CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                           45,400
             30,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                            31,800
            295,000 Diamond Cable Communication Co. sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 02/15/02), 2007
                    (United Kingdom) (STP)                                                                  225,675
             20,000 Insight Communications Company, Inc. 144A sr. disc.
                    notes zero %, 2011                                                                       11,300
            130,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                           140,075
             60,000 NTL Communications Corp. sr. notes Ser. B,
                    11 1/2s, 2008                                                                            58,350
             40,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     34,800
             20,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                       22,700
             30,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                    32,250
             50,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                         49,750
             30,000 TeleWest Communications PLC sr. notes 9 7/8s,
                    2010 (United Kingdom)                                                                    29,100
             70,000 TeleWest Communications PLC sr. disc. notes
                    stepped-coupon zero % (11 3/8s, 2/1/05), 2010
                    (United Kingdom) (STP)                                                                   41,300
             60,000 United Pan-Europe N.V. 144A bonds 10 7/8s,
                    2009 (Netherlands)                                                                       47,700
            340,000 United Pan-Europe N.V. 144A sr. disc. notes 12 1/2%,
                    2009 (Netherlands)                                                                      139,400
                                                                                                      -------------
                                                                                                          1,925,175

Chemicals (1.5%)
-------------------------------------------------------------------------------------------------------------------
             90,000 ARCO Chemical Co. deb. 9.8s, 2020                                                        85,950
             60,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                               52,800
             90,000 Huntsman Corp. 144A sr. sub. notes FRN 9.486s, 2007                                      75,600
            180,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                           187,200
            100,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                        92,250
             20,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                            17,500
            210,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              216,300
            200,000 PCI Chemicals & Pharmaceuticals company guaranty
                    9 1/4s, 2007 (India)                                                                     78,000
             30,000 Pioneer Americas Acquisition 144A sr. notes 9 1/4s,
                    2007 (In default) (NON)                                                                   9,000
             30,000 PMD Group, Inc. 144A sr. sub notes 11s, 2011                                             30,750
             60,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                    46,200
             40,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                29,600
            140,268 Polytama International notes 11 1/4s, 2007 (Indonesia)                                    4,208
             80,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                              60,400
             75,000 Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                    zero % (13 1/2s, 8/15/01), 2008 (STP)                                                    10,500
            100,000 Sterling Chemicals, Inc. company guaranty Ser. B,
                    12 3/8s, 2006                                                                           100,000
                                                                                                      -------------
                                                                                                          1,096,258

Coal (0.1%)
-------------------------------------------------------------------------------------------------------------------
             68,560 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                      30,166
            110,000 Lodestar Holdings, Inc. company guaranty 11 1/2s,
                    2005 (In default) (NON)                                                                   7,425
                                                                                                      -------------
                                                                                                             37,591

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                          179,100
             10,000 Travel Centers of America notes 12 3/4s, 2009                                            10,000
             10,000 Travel Centers of America 144A company guaranty
                    12 3/4s, 2009                                                                             9,900
                                                                                                      -------------
                                                                                                            199,000

Components (--%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Seagate Technology, Inc. 144A company guaranty
                    12 1/2s, 2007 (Cayman Islands)                                                           30,600

Construction (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010                                          74,800

Consumer (0.5%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Home Interiors & Gifts, Inc. company guaranty
                    10 1/8s, 2008                                                                            36,500
            140,000 Jostens, Inc. sr. sub notes 12 3/4s, 2010                                               146,300
            140,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            115,500
             45,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                   46,800
                                                                                                      -------------
                                                                                                            345,100

Consumer Finance (0.4%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                             30,600
            150,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                       84,000
            115,000 Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)                           18,688
            110,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                           17,875
             80,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                           12,400
             70,000 Delta Financial Corp. company guaranty 9 1/2s, 2004                                      25,200
             60,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                  19,200
             80,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                             64,000
                                                                                                      -------------
                                                                                                            271,963

Consumer Goods (0.5%)
-------------------------------------------------------------------------------------------------------------------
             85,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                             82,875
             10,000 Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                       8,350
            100,000 Doane Pet Care Corp. sr. sub. deb. 9 3/4s, 2007                                          84,000
             50,000 Elizabeth Arden, Inc. 144A notes 11 3/4s, 2011                                           52,750
             30,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                            29,475
             75,000 NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                              63,375
             50,000 Playtex Products, Inc. sr. sub notes 9s, 2003                                            50,000
             20,000 Playtex Products, Inc. 144A company guaranty
                    Ser. B, 8 7/8s, 2004                                                                     20,000
                                                                                                      -------------
                                                                                                            390,825

Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                          85,050
            110,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                       110,000
                                                                                                      -------------
                                                                                                            195,050

Containers (0.9%)
-------------------------------------------------------------------------------------------------------------------
            180,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        167,400
            150,000 Consumers International 144A sr. notes 10 1/4s,
                    2005 (In default) (NON)                                                                  40,500
             60,000 Huntsman Packaging Corp. company guaranty 13s, 2010                                      34,200
             20,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                     13,800
            140,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              109,200
             10,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                8,300
             40,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                                34,000
             40,000 Stone Container 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                   41,400
            210,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 192,150
             50,000 U.S. Can Corp. 144A sr. sub. notes 12 3/8s, 2010                                         54,500
                                                                                                      -------------
                                                                                                            695,450

Distribution (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Fleming Co., Inc. company guaranty Ser. B, 10 1/2s, 2004                                 48,500

Electric Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
             40,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                  37,888
            150,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         144,000
            107,150 Luannan Energy Co. sec. notes 12 1/4s, 2002 (Cayman Islands)                             53,575
             89,458 Northeast Utilities System notes Ser. A, 8.58s, 2006                                     92,093
             44,000 Northeast Utilities System notes Ser. B, 8.38s, 2005                                     45,373
                                                                                                      -------------
                                                                                                            372,929

Energy (1.1%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Compagnie Generale de Geophysique SA 144A sr. notes
                    10 5/8s, 2007 (France)                                                                   21,250
             40,000 Grant Prideco, Inc. 144A sr. notes 9 5/8s, 2007                                          42,000
            160,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                             164,800
             70,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                    72,800
             90,000 R&B Falcon Corp. sr. notes 12 1/4s, 2006                                                109,800
            320,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                          390,400
                                                                                                      -------------
                                                                                                            801,050

Entertainment (0.4%)
-------------------------------------------------------------------------------------------------------------------
            100,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                      81,000
             70,000 Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                  56,700
            180,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                              180,900
            100,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                      7,750
            110,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s,
                    2008 (In default) (NON)                                                                   1,100
                                                                                                      -------------
                                                                                                            327,450

Financial (0.8%)
-------------------------------------------------------------------------------------------------------------------
            250,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                          247,205
             50,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                        28,375
             40,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                     22,400
             55,000 Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                                            33,000
             25,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                     18,125
             66,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                   59,400
             80,000 Resource America, Inc. 144A sr. notes 12s, 2004                                          75,600
             90,000 Superior Financial 144A sr. notes 8.65s, 2003                                            89,808
                                                                                                      -------------
                                                                                                            573,913

Food (0.4%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                              83,050
             75,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                 42,750
             40,000 Premier International Foods PLC sr. notes 12s,
                    2009 (United Kingdom)                                                                    36,800
            150,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    108,000
                                                                                                      -------------
                                                                                                            270,600

Gaming & Lottery (2.7%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Anchor Gaming company guaranty 9 7/8s, 2008                                              63,000
             60,000 Argosy Gaming Co. 144A sr. sub notes 10 3/4s, 2009                                       63,750
             80,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                    74,400
            149,905 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                         89,943
             40,000 Harrah's Entertainment, Inc. 144A company guaranty
                    8s, 2011                                                                                 40,565
             50,000 Harrah's Entertainment, Inc. company guaranty
                    7 1/2s, 2009                                                                             49,313
            110,000 Hollywood Casino Corp. company guaranty
                    11 1/4s, 2007                                                                           117,150
             60,000 Hollywood Park, Inc. company guaranty Ser. B,
                    9 1/4s, 2007                                                                             58,800
             10,000 International Game Technology 144A sr. notes
                    8 3/8s, 2009                                                                             10,225
             60,000 Isle of Capri Black Hawk LLC 144A 1st mtge. Ser. B,
                    13s, 2004                                                                                65,400
             70,000 Isle of Capri Casinos company guaranty 8 3/4s, 2009                                      61,600
            130,000 Mandalay Resort Group sr. sub notes Ser. B, 10 1/4s, 2007                               135,520
            140,000 MGM Mirage company guaranty 8 3/8s, 2011                                                140,000
            120,000 Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                120,900
             30,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                      30,300
            160,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              163,600
             50,000 Riviera Black Hawk, Inc. 1st mtge. 13s, 2005                                             50,000
             30,000 Station Casinos, Inc. sr. sub notes 9 7/8s, 2010                                         31,425
             50,000 Station Casinos, Inc. 144A sr. notes 8 3/8s, 2008                                        50,250
            223,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                      149,410
             20,000 Trump Castle Funding, Inc. 144A sr. sub. notes 11 3/4s, 2003                             15,800
            320,000 Trump Castle Funding, Inc. 144A sub. notes 10 1/4s, 2003                                324,000
             90,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                     94,950
                                                                                                      -------------
                                                                                                          2,000,301

Health Care (1.5%)
-------------------------------------------------------------------------------------------------------------------
             95,000 ALARIS Medical Systems, Inc. 144A company guaranty
                    9 3/4s, 2006                                                                             48,450
             40,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                          42,900
            110,000 Columbia/HCA Healthcare Corp. deb. 7.19s, 2015                                          100,100
            130,000 Columbia/HCA Healthcare Corp. med. term
                    notes 6.63s, 2045                                                                       128,339
             75,000 Conmed Corp. company guaranty 9s, 2008                                                   69,750
             30,000 Columbia HCA-The Healthcare Co. notes 8.36s, 2024                                        28,650
             30,000 Columbia HCA-The Healthcare Co. med. term
                    notes 7.69s, 2025                                                                        27,150
             30,000 Columbia HCA-The Healthcare Co. notes 6.91s, 2005                                        29,325
            110,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                               116,875
             90,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                   84,600
             80,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                   800
             85,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03),
                    2009 (STP)                                                                                    9
             60,000 Tenet Healthcare Corp. sr. notes Ser. B, 9 1/4s, 2010                                    65,700
             70,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                                71,400
            150,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                   150,375
            100,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                             107,500
                                                                                                      -------------
                                                                                                          1,071,923

Homebuilding (1.0%)
-------------------------------------------------------------------------------------------------------------------
             70,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              67,900
             30,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                               29,175
             40,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                37,200
             30,000 Del Webb Corp. sr. sub. debs 9 3/4s, 2008                                                28,650
             90,000 K. Hovnanian Enterprises, Inc. company guaranty
                    10 1/2s, 2007                                                                            91,800
             80,000 KB Home sr. sub notes 9 1/2s, 2011                                                       79,900
             50,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                        53,500
             10,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                              9,750
             90,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                93,150
             60,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                            61,200
             30,000 Toll Corp. company guaranty 8 1/8s, 2009                                                 29,250
            100,000 Toll Corp. sr. sub notes 8 1/4s, 2011                                                   100,677
             50,000 WCI Communications, Inc. 144A sr. sub notes 10 5/8s, 2011                                50,813
                                                                                                      -------------
                                                                                                            732,965

Industrial (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 BRL Universal Equipment 144A secd. notes 8 7/8s, 2008                                    51,000
             40,000 Dana Corp. notes 6 1/4s, 2004                                                            34,000
                                                                                                      -------------
                                                                                                             85,000

Lodging/Tourism (0.8%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                      21,000
             50,000 Felcor Lodging company guaranty 9 1/2s, 2008                                             51,559
            210,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                              205,275
             80,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                       80,000
             30,000 Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                        30,075
             30,000 Host Marriott L.P. 144A sr. notes 9 1/4s, 2007                                           30,600
             60,000 ITT Corp. notes 6 3/4s, 2005                                                             58,858
             90,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                   92,363
                                                                                                      -------------
                                                                                                            569,730

Manufacturing (1.7%)
-------------------------------------------------------------------------------------------------------------------
            210,000 Blount, Inc. 144A company guaranty 13s, 2009                                            144,900
             80,000 Continental Global Group sr. notes Ser. B, 11s, 2007                                     33,600
             45,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                              40,050
            150,000 Flowserve Corp. 144A company guaranty 12 1/4s, 2010                                     156,750
            310,000 Grove Holdings LLC deb. stepped-coupon zero %
                    (11 5/8s, 5/1/03), 2009 (STP)                                                             3,100
             90,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               53,775
            200,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  192,000
            660,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                607,200
                                                                                                      -------------
                                                                                                          1,231,375

Medical Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                           84,800
             90,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s,
                    2007 (In default) (NON)                                                                     783
             60,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s,
                    2008 (In default) (NON)                                                                     522
            150,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (STP)                                                                   1,500
            245,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default)(NON)                           10,413
            145,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s,
                    2007 (In default) (NON)                                                                   1,450
             60,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s,
                    2008 (In default) (NON)                                                                   1,200
                                                                                                      -------------
                                                                                                            100,668

Medical Technology (--%)
-------------------------------------------------------------------------------------------------------------------
            130,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                               33,800

Metals (0.9%)
-------------------------------------------------------------------------------------------------------------------
            120,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            111,600
             40,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                       38,000
             10,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                             9,500
            140,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003                                                                           121,800
            170,000 LTV Corp. company guaranty 11 3/4s, 2009                                                 22,950
            100,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                      26,000
             40,000 Oregon Steel Mills 1st mortgage 11s, 2003                                                32,400
            150,000 P & L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            158,250
             80,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              66,400
             10,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                            2,800
            100,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s,
                    2007 (In default) (NON)                                                                   3,000
             80,000 WHX Corp. sr. notes 10 1/2s, 2005                                                        53,600
                                                                                                      -------------
                                                                                                            646,300

Oil & Gas (1.7%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Belco Oil & Gas Corp. company guaranty Ser. B,
                    10 1/2s, 2006                                                                           181,125
             60,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                                57,750
             10,000 Chesapeake Energy Corp. company guaranty Ser. B,
                    9 5/8s, 2005                                                                             10,300
             10,000 Giant Industries Corp. company guaranty 9s, 2007                                          9,200
             20,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                    2005 (Canada)                                                                            21,450
             30,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                         30,900
             70,000 HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                   71,400
             80,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                               85,600
             30,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                          30,000
             80,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                     80,000
             50,000 Nuevo Energy Co. 144A sr. sub. notes 9 3/8s, 2010                                        49,500
            130,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                137,548
             90,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                             98,325
             10,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                  9,875
             10,000 Pride International, Inc. sr. notes 10s, 2009                                            10,650
             85,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                             89,769
             30,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                         30,338
            100,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007 (Cayman Islands)                             102,750
            135,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                           145,463
                                                                                                      -------------
                                                                                                          1,251,943

Paper & Forest Products (1.3%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Abitibi-Consolidated Inc. bonds 8.55s, 2010 (Canada)                                     32,066
            125,000 App China Group Ltd. 144A sr. disc. notes 14s, 2010
                    (Bermuda) (In default) (NON)                                                             21,875
            205,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon
                    zero % (12s, 2/15/04), 2049 (Indonesia) (In default) (STP)                                6,150
            125,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                128,438
             60,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                      22,800
             90,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                       92,475
            200,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                           201,000
             30,000 Stone Container Corp. sr. notes 12.58s, 2016                                             31,875
            180,000 Stone Container Corp. 144A sr. notes 9 3/4s, 2011                                       184,950
             70,000 Stone Container Corp. 144A sr. notes 9 1/4s, 2008                                        71,575
            125,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                           127,188
                                                                                                      -------------
                                                                                                            920,392

Pharmaceuticals (0.2%)
-------------------------------------------------------------------------------------------------------------------
            130,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   132,600

Power Producers (1.1%)
-------------------------------------------------------------------------------------------------------------------
            160,000 AES Corp. sr. notes 9 3/8s, 2010                                                        167,200
             50,000 AES Corp. sr. notes 8 7/8s, 2011                                                         51,473
             60,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    62,400
             20,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                     20,015
             20,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                     20,603
             40,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     39,400
            195,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     217,532
            110,000 Tiverton/Rumford Power Associates, Ltd. 144A
                    pass-through certificates 9s, 2018                                                      112,971
            139,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                149,425
                                                                                                      -------------
                                                                                                            841,019

Publishing (0.5%)
-------------------------------------------------------------------------------------------------------------------
            205,000 Affinity Group Holdings 144A sub. notes 11s, 2007                                       166,050
             80,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                             77,100
             40,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                             38,000
             50,000 PRIMEDIA, Inc. company guaranty 8 1/2s, 2006                                             50,000
                                                                                                      -------------
                                                                                                            331,150

Railroads (0.4%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Kansas City Southern Railway 144A sr. notes 9 1/2s, 2008                                105,000
            230,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                           220,800
                                                                                                      -------------
                                                                                                            325,800

Restaurants (0.4%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                    19,100
            100,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s,
                    2004 (In default) (NON)                                                                  30,000
             80,000 Sbarro, Inc. company guaranty 11s, 2009                                                  84,000
            110,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   108,365
             40,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                    39,996
                                                                                                      -------------
                                                                                                            281,461

Retail (0.8%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                                95,200
             20,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                      15,000
             30,000 Great Atlantic & Pacific Tea Co. sr. notes 7.7s, 2004                                    24,300
            100,000 K mart Corp. deb. 7 3/4s, 2012                                                           84,295
             30,000 K mart Corp. notes 9 3/8s, 2006                                                          29,940
             80,000 K mart Corp. notes 8 3/8s, 2004                                                          78,246
            105,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                               89,250
            220,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                176,000
             20,000 Southland Corp. sr. sub. deb. 5s, 2003                                                   18,021
                                                                                                      -------------
                                                                                                            610,252

Semiconductor (0.3%)
-------------------------------------------------------------------------------------------------------------------
             40,000 ChipPac Intl., Ltd. company guaranty Ser. B, 12 3/4s, 2009                               37,100
             50,000 Fairchild Semiconductor Corp. company guaranty
                    10 3/8s, 2007                                                                            49,625
             95,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                               94,763
             20,000 Fairchild Semiconductor Corp. 144A sr. sub. notes
                    10 1/2s, 2009                                                                            19,950
                                                                                                      -------------
                                                                                                            201,438

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 126,000
             10,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                   10,350
                                                                                                      -------------
                                                                                                            136,350

Software (--%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                      3,000

Specialty Printing (0.1%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Perry-Judd company guaranty 10 5/8s, 2007                                                42,000
             37,527 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                30,022
             40,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                37,600
                                                                                                      -------------
                                                                                                            109,622

Technology (1.0%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                          39,300
             40,000 Amkor Technologies, Inc. sr. sub. notes 10 1/2s, 2009                                    39,800
             80,000 Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2008                                     78,600
             35,000 Celestica International, Ltd. 144A sr. sub. notes 10 1/2s,
                    2006 (Canada)                                                                            36,400
            393,000 Celestica, Inc. notes zero %, 2020 (Canada)                                             167,516
             80,000 Flextronics International, Ltd. sr. sub. notes 9 7/8s,
                    2010 (Singapore)                                                                         83,600
             40,000 Flextronics International, Ltd. sr. sub. notes Ser. B,
                    8 3/4s, 2007                                                                             40,200
             40,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                                36,400
             60,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                             48,900
            205,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                            158,875
                                                                                                      -------------
                                                                                                            729,591

Technology Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
            380,000 Cybernet Internet Services Intl., Inc. 144A sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                         38,000
            150,000 Equinix, Inc. sr. notes 13s, 2007                                                       105,000
            100,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010                                      95,750
            140,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                     128,800
             30,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                 28,425
             80,000 Globix Corp. sr. notes 12 1/2s, 2010                                                     28,800
             49,000 Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                          51,940
             30,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                      7,200
             70,000 PSINet, Inc. sr. notes 11s, 2009                                                         16,800
             60,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010                                 15,000
                                                                                                      -------------
                                                                                                            515,715

Telecommunications (4.3%)
-------------------------------------------------------------------------------------------------------------------
             20,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)                                           17,300
            140,000 American Tower Corp. 144A sr. notes 9 3/8s, 2009                                        141,400
             20,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                         7,000
             60,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                   21,600
             50,000 Carrier1 Intl. SA 144A sr. notes Ser. B, 13 1/4s,
                    2009 (Luxemborg)                                                                         40,000
            210,000 Celcaribe S.A. sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (Colombia) (STP)                                               126,000
             80,000 Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                                 19,200
             70,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                 74,375
            110,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                     116,050
            120,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              129,000
             60,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                       1,800
            200,000 Global Crossing Holdings, Ltd. company guaranty
                    9 5/8s, 2008                                                                            198,500
             20,000 Hermes Europe Railtel sr. notes 10 3/8s, 2009 (Netherlands)                               9,000
             10,000 Hermes Europe Railtel 144A sr. notes 11 1/2s,
                    2007 (Netherlands)                                                                        4,300
             70,000 Level 3 Communication, Inc. sr. notes 11 1/4s, 2010                                      63,350
             90,000 Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                       74,700
             40,000 Level 3 Communication, Inc. sr. disc. notes stepped-
                    coupon zero % (12 7/8s, 3/15/05), 2010 (STP)                                             20,800
            140,000 Level 3 Communication, Inc. sr. disc. notes stepped-
                    coupon zero % (10 1/2s, 12/1/03), 2008 (STP)                                             81,900
            110,000 Maxcom Telecomunicaciones SA de CV company guaranty
                    Ser. B, 13 3/4s, 2007 (Mexico)                                                           47,300
            130,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                        91,000
             30,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                               5,100
             20,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                              4,400
             30,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                               6,600
             20,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                       18,700
            160,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                              149,600
            157,000 Millicom International Cellular S.A. sr. disc. notes stepped-
                    coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                140,123
            180,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         190,800
            200,000 Nextel Communications, Inc. 144A sr. notes 9 1/2s, 2011                                 187,000
             80,000 Nextel International, Inc. 144A sr. notes 12 3/4s, 2010                                  68,800
            100,000 Nextel Partners, Inc. 144A sr. notes 11s, 2010                                           96,000
             90,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                    48,600
             90,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s,
                    2005 (In default) (NON)                                                                  12,600
             90,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 2/1/03), 2008 (STP)                                                     16,200
             90,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 3/15/03), 2008 (STP)                                                        57,600
             30,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                             31,200
            100,000 Primus Telecommunications Group, Inc. sr. notes
                    12 3/4s, 2009                                                                            35,000
            130,000 RSL Communications PLC company guaranty 12 7/8s,
                    2010 (United Kingdom) (In default) (NON)                                                  4,875
             55,000 RSL Communications, Ltd. company guaranty 12 1/4s,
                    2006 (Bermuda) (In default) (NON)                                                         1,650
             70,000 RSL Communications PLC 144A 10 1/2s,
                    2008 (United Kingdom) (In default) (NON)                                                  2,100
             80,000 RSL Communications PLC company guaranty 9 1/8s,
                    2008 (United Kingdom) (In default) (NON)                                                  2,300
             70,000 SBA Communications Corp. 144A sr. notes 10 1/4s, 2009                                    70,350
             80,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 7/8s, 3/15/05), 2010 (STP)                                            47,200
             90,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 4/15/04), 2009 (STP)                                                    55,350
             80,000 Startec Global Communications Corp. sr. notes 12s, 2008                                  44,000
             40,000 USA Mobile Communication, Inc. sr. notes 14s, 2004                                       26,000
             30,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                    12,000
            110,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                           14,300
            157,000 Viatel, Inc. sr. notes 11 1/2s, 2009                                                     39,250
            280,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                      313,600
            130,000 Williams Communications Group, Inc. sr. notes 11.7s, 2010                               119,275
             40,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                                37,500
             40,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                              35,500
             30,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                                27,525
            115,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                       37,950
                                                                                                      -------------
                                                                                                          3,243,623

Telephone (2.7%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Alaska Communications Systems Corp. company
                    guaranty 9 3/8s, 2009                                                                    46,000
             70,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                            52,500
             50,000 Allegiance Telecom, Inc. 144A sr. notes 12 7/8s, 2008                                    52,500
             70,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                       35,000
            170,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                34,000
             40,000 CFW Communications Co. sr. notes 13s, 2010                                               30,800
             70,000 Focal Communications Corp. sr. notes 11 7/8s, 2010                                       59,500
             90,000 Horizon PCS., Inc. 144A company guaranty stepped-
                    coupon zero % (14s, 10/1/05), 2010 (STP)                                                 39,600
             10,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes
                    12s, 2007                                                                                 7,850
            480,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                             36,000
             70,000 Intermedia Communications, Inc. sr. disc. notes stepped-
                    coupon Ser. B, zero % (12 1/4s, 3/1/04), 2009 (STP)                                      51,100
             10,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                              9,800
             80,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                           78,800
            130,000 IPCS Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                               61,100
            570,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                     79,800
            200,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     148,000
             10,000 McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/2s, 3/1/02), 2007 (STP)                                                             8,750
             30,000 McLeodUSA, Inc. sr. notes 11 3/8s, 2009                                                  31,200
             90,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                   81,000
             85,000 Microcell Telecommunications sr. disc. notes stepped-
                    coupon Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                85,000
             40,000 Nextlink Communications, Inc. sr. notes 10 3/4s, 2009                                    34,800
             60,000 Nextlink Communications, Inc. sr. disc. notes stepped-
                    coupon zero % (12 1/8s, 12/1/04), 2009 (STP)                                             29,400
             60,000 Nextlink Communications, Inc. sr. notes 10 1/2s, 2009                                    51,600
             50,000 Tele1 Europe B.V. 13s, 2009 (Netherlands)                                                50,000
            110,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       111,650
             75,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                         76,125
             70,000 Time Warner Telecom, Inc. 144A sr. notes 10 1/8s, 2011                                   71,750
             45,000 Transtel S.A. pass-thru certificates 12 1/2s, 2007 (In default) (NON)                     7,650
             40,000 Tritel PCS, Inc. 144A sr. sub notes 10 3/8s, 2011                                        40,400
             70,000 Triton PCS, Inc. 144A sr. sub notes 9 3/8s, 2011                                         69,650
            200,000 UbiquiTel Operating Co. company guaranty stepped-
                    coupon zero % (14s, 4/15/05), 2010 (STP)                                                 90,000
            120,000 US Unwired, Inc. company guaranty stepped-coupon
                    Ser. B, zero % (13 3/8s, 11/1/04), 2009 (STP)                                            64,200
            115,000 Versatel Telecom N.V. sr. notes 13 1/4s,
                    2008 (Netherlands)                                                                       89,700
            398,000 WinStar Communications, Inc. sr. disc. notes stepped-
                    coupon zero % (14 3/4s, 4/15/05), 2010 (STP)                                            123,380
             40,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008                                     28,000
             30,000 XO Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.45s, 4/15/03), 2008 (STP)                                                      17,850
                                                                                                      -------------
                                                                                                          1,984,455

Textiles (0.8%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           33,000
            210,000 Levi Strauss & Co. 144A sr. notes 11 5/8s, 2008                                         215,250
             20,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                   18,850
             20,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                           16,400
            250,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          210,000
             65,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                             60,450
                                                                                                      -------------
                                                                                                            553,950

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
            160,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                           118,400

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            160,000 Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                              40,000

Waste Management (0.6%)
-------------------------------------------------------------------------------------------------------------------
            165,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    10s, 2009                                                                               169,125
            100,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                             96,250
            170,000 Allied Waste Industries, Inc. 144A company guaranty
                    8 7/8s, 2008                                                                            173,614
                                                                                                      -------------
                                                                                                            438,989

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
             30,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                             30,900
             40,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                             40,800
                                                                                                      -------------
                                                                                                             71,700
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $40,096,461)                                $  32,916,785

CONVERTIBLE BONDS AND NOTES (31.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
     $       45,000 DoubleClick, Inc. cv. sub. notes 4 3/4s, 2006                                     $      31,219
             20,000 DoubleClick, Inc. 144A cv. sub. notes 4 3/4s, 2006                                       13,875
            115,000 Interpublic Group Cos., Inc. cv. sub. notes 1.8s, 2004                                  122,763
            112,000 Omnicom Group, Inc. cv. sub. deb. 2 1/4s, 2013                                          208,880
             95,000 Young & Rubicam, Inc. 144A cv. sr. notes 3s, 2005                                        92,744
                                                                                                      -------------
                                                                                                            469,481

Aerospace and Defense (0.1%)
-------------------------------------------------------------------------------------------------------------------
             95,000 Kellstrom Industries, Inc. cv. sr. notes 5 1/2s, 2003                                    34,556
             60,000 SPACEHAB, Inc. cv. sub. notes 8s, 2007                                                   38,700
                                                                                                      -------------
                                                                                                             73,256

Airlines (0.2%)
-------------------------------------------------------------------------------------------------------------------
            458,000 World Airways, Inc. cv. sr. sub. deb. 8s, 2004                                          169,460

Automotive (0.8%)
-------------------------------------------------------------------------------------------------------------------
            375,000 Magna International cv. sub. deb. 5s, 2002                                              362,813
             86,000 Standard Motor Products, Inc. cv. sub. notes 6 3/4s, 2009                                47,300
            221,000 Tower Automotive, Inc. cv. sub. notes 5s, 2004                                          174,314
                                                                                                      -------------
                                                                                                            584,427

Biotechnology (1.9%)
-------------------------------------------------------------------------------------------------------------------
             87,000 Affymetrix, Inc. cv. sub. notes 4 3/4s, 2007                                             60,791
             73,000 Alexion Pharmaceuticals, Inc. 144A cv. sub. notes 5 3/4s, 2007                           40,424
            288,000 Athena Neurosciences, Inc. cv. notes 4 3/4s, 2004                                       447,120
             56,000 C.V. Therapeutics 144A cv. sub. notes 4 3/4s, 2007                                       42,350
             59,000 COR Therapeutics, Inc. 144A cv. notes 5s, 2007                                           71,169
             45,000 Genzyme Corp. cv. sub. notes 5 1/4s, 2005                                               102,881
             73,000 Gilead Sciences, Inc. 144A cv. notes 5s, 2007                                            71,996
            180,000 Human Genome Sciences, Inc. cv. sub. notes 3 3/4s, 2007                                 136,800
             43,000 IDEC Pharmaceuticals Corp. cv. sub. notes zero %, 2019                                   97,718
             19,000 Imclone Systems, Inc 144A cv. sub. notes 5 1/2s, 2005                                    16,649
             60,000 Invitrogen Corp. 144A cv. sub. notes 5 1/2s, 2007                                        70,575
             86,000 Millennium Pharmaceuticals, Inc. cv. sub. notes 5 1/2s, 2007                             88,903
             52,000 Protein Design Labs, Inc. 144A cv. sub. notes 5 1/2s, 2007                               56,095
             70,000 Vertex Pharmaceuticals, Inc. 144A cv. sub. notes 5s, 2007                                55,475
             50,000 ViroPharma, Inc. 144A cv. sub. notes 6s, 2007                                            21,313
                                                                                                      -------------
                                                                                                          1,380,259

Broadcasting (1.8%)
-------------------------------------------------------------------------------------------------------------------
             27,000 CD Radio, Inc. cv. sub. notes 8 3/4s, 2009                                               26,663
            241,000 Clear Channel Communications, Inc. cv. sr. notes 1 1/2s, 2002                           226,239
            244,000 Echostar Communications Corp. cv. sub. notes 4 7/8s, 2007                               207,705
            575,000 Jacor Communications, Inc. cv. Liquid Yield Option (LYON),
                    zero %, 2018                                                                            298,281
            200,000 Jacor Communications, Inc. cv. sr. notes zero %, 2011                                   183,500
            314,000 News America Holdings, Inc. cv. LYON, zero %, 2013                                      234,715
             77,000 Scandinavian Broadcasting System S.A. cv. sub. notes 7s,
                    2004 (Luxembourg)                                                                        79,984
                                                                                                      -------------
                                                                                                          1,257,087

Cable Television (0.5%)
-------------------------------------------------------------------------------------------------------------------
            170,000 Adelphia Communications Corp. cv. sub. notes 6s, 2006                                   164,050
            114,000 Charter Communications 144A cv. bonds 5 3/4s, 2005                                      136,515
            110,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                         88,275
                                                                                                      -------------
                                                                                                            388,840

Commercial and Consumer Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
            371,000 Cedant Corp. cv. sub. notes 3s, 2002                                                    353,378

Communications Equipment (1.9%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Antec Corp. cv. sub. notes 4 1/2s, 2003                                                 116,775
            116,000 CIENA Corp. cv. sr. notes 3 3/4s, 2008                                                  110,055
             21,000 CommScope, Inc. cv. sub. notes 4s, 2006                                                  16,748
             31,000 Comverse Technology, Inc. cv. sub. deb. 4 1/2s, 2005                                    108,268
            548,000 Corning, Inc. cv. deb. zero %, 2015                                                     332,225
             72,000 Efficient Networks, Inc. 144A cv. sub. notes 5s, 2005                                    69,750
            323,000 Juniper Networks, Inc. cv. sub. notes 4 3/4s, 2007                                      263,649
             59,000 ONI System Corp. cv. notes 5s, 2005                                                      41,816
            351,000 Redback Networks, Inc. cv. sub. notes 5s, 2007                                          224,201
             77,000 Redback Networks, Inc. 144A cv. sub. notes 5s, 2007                                      49,184
                                                                                                      -------------
                                                                                                          1,332,671

Computers (0.6%)
-------------------------------------------------------------------------------------------------------------------
             52,000 Adaptec, Inc. cv. sub. notes 4 3/4s, 2004                                                43,615
            354,000 Anixter International, Inc. 144A cv. sr. notes zero %, 2020                              84,960
            130,000 Digital Island, Inc. cv. bonds 6s, 2005                                                  42,738
            361,000 Hewlett-Packard Co. cv. sub. notes zero %, 2017                                         185,464
             55,000 Quantum Corp. cv. sub. 7s, 2004                                                          44,550
            573,000 System Software Associates, Inc. cv. sub. notes 7s,
                    2002 (In default) (NON)                                                                  11,460
                                                                                                      -------------
                                                                                                            412,787

Conglomerates (1.2%)
-------------------------------------------------------------------------------------------------------------------
             48,000 Tyco International, Ltd. cv. sub. notes zero %, 2010                                    143,580
            122,000 Tyco International, Ltd. cv. notes zero %, 2020                                          92,873
            759,000 Tyco International, Ltd. 144A cv. notes zero %, 2020                                    577,789
                                                                                                      -------------
                                                                                                            814,242

Consumer Finance (0.2%)
-------------------------------------------------------------------------------------------------------------------
            154,000 Providian Financial Corp. cv. sr. notes 3 1/4s, 2005                                    146,685

Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Getty Images, Inc. 144A cv. sub. notes 5s, 2007                                          99,225
             36,000 Getty Images, Inc. cv. sub. notes 4 3/4s, 2003                                           37,260
             19,000 VerticalNet, Inc. cv. sub. deb. 5 1/4s, 2004                                              7,291
                                                                                                      -------------
                                                                                                            143,776

Electronics (4.9%)
-------------------------------------------------------------------------------------------------------------------
            208,000 Analog Devices, Inc. 144A cv. notes 4 3/4s, 2005                                        181,480
            109,000 Analog Devices, Inc. 144A cv. sub. notes 4 3/4s, 2005                                    95,103
            260,000 Arrow Electronics, Inc. cv. deb. zero %, 2021                                           115,700
            120,000 AT&T-Liberty Media Group 144A cv. sr. notes 3 1/2s, 2031                                 93,750
             55,000 Benchmark Electronics, Inc. 144A cv. sub. notes 6s, 2006                                 48,950
             59,000 Burr-Brown Corp. cv. sub. notes 4 1/4s, 2007                                             64,236
            151,000 Cypress Semiconductor Corp. cv. sub. deb. 3 3/4s, 2005                                  114,571
             20,000 DDi Corp. cv. sub. notes 5 1/4s, 2008                                                    19,400
             73,000 Lattice Semiconductor Corp. cv. sub. notes 4 3/4s, 2006                                  79,205
             79,000 LSI Logic Corp. cv. sub. notes 4 1/4s, 2004                                              94,405
            132,000 LSI Logic Corp. cv. sub. notes 4s, 2005                                                 105,105
             54,000 Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                           34,763
            110,000 PerkinElmer, Inc. cv. deb. zero %, 2020                                                  61,875
            129,000 RF Micro Devices, Inc. 144A cv. sub. notes 3 3/4s, 2005                                  77,561
            250,000 S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                               187,813
             78,000 Sanmina Corp. cv. sub. notes 4 1/4s, 2004                                               116,220
             82,000 Sanmina Corp. 144A cv. sub. notes 4 1/4s, 2004                                          122,180
             91,000 SCI Systems, Inc. cv. sub. 3s, 2007                                                      69,843
             37,000 Semtech Corp. 144A cv. sub. notes 4 1/2s, 2007                                           30,756
          1,226,000 Solectron Corp. cv. notes zero %, 2020                                                  648,248
          1,406,000 Solectron Corp. cv. notes zero %, 2019                                                  746,938
            120,000 TranSwitch Corp. 144A cv. notes 4 1/2s, 2005                                             82,200
             39,000 TranSwitch Corp. cv. notes 4 1/2s, 2005                                                  27,788
            151,000 TriQuint Semiconductor, Inc. cv. notes 4s, 2007                                          94,375
            234,000 Vitesse Semiconductor Corp. cv. sub. deb. 4s, 2005                                      179,303
            143,000 Vitesse Semiconductor Corp. 144A cv. sub. deb. 4s, 2005                                 109,574
                                                                                                      -------------
                                                                                                          3,601,342

Energy (1.4%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Baker Hughes, Inc. cv. notes zero %, 2008                                                81,625
            274,000 Diamond Offshore Drilling, Inc. 144A cv. sub. notes
                    zero %, 2007                                                                            302,085
            110,000 Diamond Offshore Drilling, Inc. 144A cv. deb. zero %, 2020                               57,475
            345,000 Global Marine, Inc. 144A cv. deb. zero %, 2020                                          180,263
             87,000 Offshore Logistics, Inc. cv. sub. notes 6s, 2003                                         98,528
             74,000 Parker Drilling Corp. cv. sub. notes 5 1/2s, 2004                                        64,380
             20,000 Pride International, Inc. cv. deb. zero %, 2021                                          13,475
            102,000 Pride International, Inc. cv. sub. deb. zero %, 2018                                     45,900
             48,000 Seacor Smit, Inc. cv. sub. notes 5.38s, 2006                                             55,140
            206,000 Transocean cv. deb. zero %, 2020                                                        123,085
                                                                                                      -------------
                                                                                                          1,021,956

Entertainment (0.2%)
-------------------------------------------------------------------------------------------------------------------
              5,600 Six Flags, Inc. 7 1/4s, 2009                                                            173,600

Environmental (0.1%)
-------------------------------------------------------------------------------------------------------------------
            119,000 Thermo Electron Corp. cv. sr. notes 4s, 2005                                            109,480

Health Care Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
            113,000 AmeriSource Health Corp. 144A cv. sub. notes 5s, 2007                                   142,804
                549 Caremark RX Capital Trust I zero %                                                       53,459
            137,000 Medical Care International, Inc. 144A cv. notes 6 3/4s, 2006                            131,520
            138,000 Omnicare, Inc. cv. bonds 5s, 2007                                                       117,990
             30,000 Province Healthcare Co. 144A cv. sub. notes 4 1/2s, 2005                                 32,850
            240,000 Universal Health Services, Inc. 144A cv. sr. notes 0.426s, 2020                         140,400
                                                                                                      -------------
                                                                                                            619,023

Homebuilding (0.2%)
-------------------------------------------------------------------------------------------------------------------
            252,000 Lennar Corp. cv. deb. zero %, 2018                                                      137,655

Insurance (0.1%)
-------------------------------------------------------------------------------------------------------------------
            251,000 Mutual Risk Management, Ltd. cv. sub. deb. zero %, 2015                                 106,048

Investment Banking/Brokerage (0.5%)
-------------------------------------------------------------------------------------------------------------------
             81,000 Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                         238,444
            208,000 E(a)Trade Group, Inc. cv. sub. notes 6s, 2007                                           134,160
             20,000 E(a)Trade Group, Inc. 144A cv. sub. notes 6s, 2007                                       12,900
                                                                                                      -------------
                                                                                                            385,504

Lodging/Tourism (0.2%)
-------------------------------------------------------------------------------------------------------------------
             54,000 Four Seasons Hotels, Inc. cv. notes zero %, 2029 (Canada)                                17,348
            340,000 Royal Caribbean Cruises cv. sr. notes zero %, 2021                                      141,525
                                                                                                      -------------
                                                                                                            158,873

Manufacturing (0.2%)
-------------------------------------------------------------------------------------------------------------------
             29,000 Thermo Ecotek Corp. 144A cv. bonds 4 7/8s, 2004                                          27,586
            147,000 Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                                   143,325
                                                                                                      -------------
                                                                                                            170,911

Medical Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            149,000 Healthsouth Corp. cv. sub. deb. 3 1/4s, 2003                                            136,708

Medical Technology (0.4%)
-------------------------------------------------------------------------------------------------------------------
            291,000 Thermo Cardiosystems, Inc. 144A cv. company guaranty
                    4 3/4s, 2004                                                                            258,990

Metals (0.3%)
-------------------------------------------------------------------------------------------------------------------
             49,000 Inco, Ltd. cv. deb. 7 3/4s, 2016 (Canada)                                                47,530
            100,000 Inco, Ltd. cv. deb. 5 3/4s, 2004 (Canada)                                                96,500
            103,000 Quanex Corp. cv. sub. deb. 6.88s, 2007                                                   88,065
                                                                                                      -------------
                                                                                                            232,095

Oil & Gas (1.0%)
-------------------------------------------------------------------------------------------------------------------
            141,000 Anadarko Petroleum Corp. cv. sub. notes zero %, 2020                                    111,743
            445,000 Devon Energy Corp. cv. deb. 4.95s, 2008                                                 435,544
            155,000 Kerr-McGee Corp. cv. sub. deb. 5 1/4s, 2010                                             189,100
                                                                                                      -------------
                                                                                                            736,387

Pharmaceuticals (2.3%)
-------------------------------------------------------------------------------------------------------------------
            117,000 Alkermes, Inc. cv. sub. notes 3 3/4s, 2007                                               80,438
            280,000 Allergan, Inc. 144A cv. bonds zero %, 2020                                              179,900
             55,000 Alpharma, Inc. cv. sr. notes 5 3/4s, 2005                                                64,075
            259,000 Alza Corp. cv. sub. LYON zero %, 2014                                                   265,799
             23,000 Aviron cv. sub. notes 5 3/4s, 2005                                                       32,660
             30,000 Aviron cv. sub. notes 5 1/4s, 2008                                                       27,150
             47,000 Inhale Therapeutic Systems 144A cv. sub. notes 5s, 2007                                  42,241
            110,000 Inhale Therapeutic Systems 144A cv. sub. notes 3 1/2s, 2007                              81,400
             90,000 IVAX Corp. 144A cv. sr. sub. notes 5 1/2s, 2007                                         110,588
            249,000 Roche Holdings, Inc. 144A cv. unsub. LYON, zero %,
                    2010 (Switzerland)                                                                      139,764
            429,000 Roche Holdings, Inc. 144A cv. bonds zero %, 2015 (Switerland)                           315,315
            153,000 Sepracor, Inc. cv. sub. deb. 7s, 2005                                                   153,574
            180,000 Teva Pharmacuetical Corp. LLC 144A cv. sub. notes
                    1 1/2s, 2005                                                                            189,450
                                                                                                      -------------
                                                                                                          1,682,354

Publishing (0.1%)
-------------------------------------------------------------------------------------------------------------------
            172,000 Times Mirror Co. cv. sub. notes zero %, 2017                                            108,575

Real Estate (0.4%)
-------------------------------------------------------------------------------------------------------------------
            322,000 EOP Operating LP 144A cv. sr. notes 7 1/4s, 2008                                        323,610

Retail (1.7%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Ann Taylor Stores Corp. cv. company guaranty 0.55s, 2019                                 33,688
             50,000 Ann Taylor Stores Corp. 144A cv. company guaranty
                    0.55s, 2019                                                                              24,063
            221,000 Costco Cos, Inc. cv. sub. notes zero %, 2017                                            219,343
            110,000 Jones Apparel Group, Inc. 144A cv. sr. notes zero %, 2021                                55,825
            257,000 Lowe's Cos., Inc. 144A cv. sr. notes zero %, 2021                                       159,983
            494,000 Office Depot, Inc. cv. LYON, zero %, 2007                                               329,745
            493,000 Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                              369,134
            128,000 TJX Cos., Inc. (The) 144A cv. sub. notes zero %, 2021                                    89,037
                                                                                                      -------------
                                                                                                          1,280,818

Semiconductor (0.5%)
-------------------------------------------------------------------------------------------------------------------
             87,000 Advanced Energy Industries, Inc. cv. sub. notes 5 1/4s, 2006                             69,274
             50,000 Conexant Systems, Inc. cv. sub. notes 4 1/4s, 2006                                       38,563
            260,000 Conexant Systems, Inc. cv. sub. notes 4s, 2007                                          148,525
             56,000 LAM Research Corp. cv. sub. notes 5s, 2002                                               59,080
             60,000 Photronics, Inc. cv. sub. notes 6s, 2004                                                 71,925
                                                                                                      -------------
                                                                                                            387,367

Software (2.1%)
-------------------------------------------------------------------------------------------------------------------
            138,000 Akamai Technologies, Inc. cv. sub. notes 5 1/2s, 2007                                    63,998
             39,000 Akamai Technologies, Inc. 144A cv. sub. notes 5 1/2s, 2007                               18,086
             61,000 Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                        47,656
             99,000 BEA Systems, Inc. cv. sub. notes 4s, 2006                                               130,185
            108,000 Citrix Systems, Inc. cv. sub. deb. zero %, 2019                                          50,625
             83,000 I2 Technologies, Inc. cv. sub. notes 5 1/4s, 2006                                        83,104
             30,000 Manugistics Group, Inc. 144A cv. sub. notes 5s, 2007                                     28,669
            110,000 Mercury Interactive Corp. 144A cv. bonds 4 3/4s, 2007                                    92,950
            697,000 Network Associates, Inc. cv. sub. deb. zero %, 2018                                     243,079
             43,000 NVIDIA Corp. cv. sub. notes 4 3/4s, 2007                                                 33,916
             60,000 Peregrine Systems, Inc. 144A cv. sub. notes 5 1/2s, 2007                                 73,200
            221,000 Rational Software Corp. 144A cv. sub. notes 5s, 2007                                    261,609
             36,000 Siebel Systems, Inc. cv. sub. notes 5 1/2s, 2006                                         65,160
            167,000 Veritas Software Corp. cv. disc. notes 1.856s, 2006                                     315,839
             33,000 Wind River Systems, Inc. cv. sub. notes 5s, 2002                                         32,464
                                                                                                      -------------
                                                                                                          1,540,540

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
             28,000 Amkor Technologies, Inc. 144A cv. sub. notes 5s, 2007                                    20,405
             46,000 Amkor Technologies, Inc. cv. sub. notes 5s, 2007                                         33,523
                                                                                                      -------------
                                                                                                             53,928

Technology Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Automatic Data Processing, Inc. cv. deb. zero %, 2012                                   167,200
             16,000 CheckFree Holdings Corp. cv. company guaranty
                    6 1/2s, 2006                                                                             15,280
             19,000 CheckFree Holdings Corp. 144A cv. sub. notes 6 1/2s, 2006                                18,145
             21,000 CNET, Inc. cv. sub. notes 5s, 2006                                                       12,968
             47,000 EarthWeb, Inc. cv. sub. notes 7s, 2005                                                   17,801
            166,000 Exodus Communications, Inc. cv. sub. notes 4 3/4s, 2008                                 112,465
             86,000 Safeguard Scientifics, Inc. 144A cv. sub. notes 5s, 2006                                 49,558
                                                                                                      -------------
                                                                                                            393,417

Telecommunications (2.2%)
-------------------------------------------------------------------------------------------------------------------
             66,000 Aether Systems, Inc. cv. sub. notes 6s, 2005                                             37,373
            140,000 American Tower Corp. 144A cv. notes 5s, 2010                                            123,025
              2,894 Broadwing, Inc. zero %                                                                  126,974
            220,000 Corecomm, Ltd. cv. sub. notes 6s, 2006                                                   54,725
            217,000 Covad Communications Group, Inc. 144A cv. sr. notes
                    6s, 2005                                                                                 46,384
            600,000 Level 3 Communication, Inc. cv. sub. deb. 6s, 2010                                      288,000
             56,000 Level 3 Communication, Inc. cv. sub. notes 6s, 2009                                      33,390
            183,000 Liberty Media Group cv. 4s, 2029                                                        139,538
            280,000 Liberty Media Group 144A cv. deb. 4s, 2029                                              213,500
            465,000 MIDCOM Communications, Inc. 144A cv. sub. deb.
                    8 1/4s, 2003 (In default) (NON)                                                           9,300
            441,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  328,545
             51,000 Nextel Communications, Inc. cv. sr. notes 4 3/4s, 2007                                   61,073
            100,000 Pinnacle Holdings, Inc. 144A cv. sub. notes 5 1/2s, 2007                                 54,000
             60,000 Primus Telecommunications Group, Inc. 144A cv. sub. deb.
                    5 3/4s, 2007                                                                             16,950
             90,000 XO Communications, Inc. 144A cv. sub. notes 5 3/4s, 2009                                 71,600
                                                                                                      -------------
                                                                                                          1,604,377

Textiles (0.1%)
-------------------------------------------------------------------------------------------------------------------
             37,000 Reebok International, Ltd. 144A cv. bonds 4 1/4s, 2021                                   37,000

Tobacco (0.3%)
-------------------------------------------------------------------------------------------------------------------
            270,000 Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                    211,275

Transaction Processing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            170,000 National Data Corp. cv. sub. notes 5s, 2003                                             158,950

Waste Management (0.2%)
-------------------------------------------------------------------------------------------------------------------
            159,000 Waste Management, Inc. cv. sub. notes 4s, 2002                                          155,224
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $27,038,839)                              $  23,312,356

CONVERTIBLE PREFERRED STOCKS (16.8%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (0.1%)
-------------------------------------------------------------------------------------------------------------------
              1,339 Coltech Capitial Trust $5.25 cv. pfd.                                             $      58,581

Airlines (0.1%)
-------------------------------------------------------------------------------------------------------------------
                817 Continental Airlines Finance 144A $3.00 cv. pfd.                                         38,603

Automotive (0.2%)
-------------------------------------------------------------------------------------------------------------------
              5,820 Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                     146,955

Banking (0.8%)
-------------------------------------------------------------------------------------------------------------------
              3,668 CNB Capital Trust I $1.50 cum. cv. pfd.                                                 132,507
              2,035 National Australia Bank, Ltd. $1.969 cv. pfd. (Australia)                                57,998
              1,213 Newell Financial Trust I $2.625 cv. cum. pfd.                                            43,516
                834 Sovereign Bancorp, Inc. 7.50% cv. pfd.                                                   43,264
              5,880 Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                        278,565
                                                                                                      -------------
                                                                                                            555,850

Biotechnology (0.3%)
-------------------------------------------------------------------------------------------------------------------
              1,468 Biovail Corporation $3.375 cv. pfd.                                                     121,844
                418 Cephalon, Inc. $3.625 cv. pfd.                                                           65,208
                                                                                                      -------------
                                                                                                            187,052

Broadcasting (0.8%)
-------------------------------------------------------------------------------------------------------------------
              2,802 Cox Communications, Inc. 7.75% cv. pfd.                                                 153,410
                 51 Echostar Communications Corp. Ser. C, $3.375 cum. cv. pfd.                               21,809
              1,458 Emmis Broadcasting Corp. Ser. A, $3.125 cv. pfd.                                         61,236
              2,050 Metromedia International Group, Inc. $3.625 cv. cum. pfd.                                36,644
                541 Pegasus Communications Corp. Ser. C, $6.50 cum. cv. pfd.                                 31,243
                 75 Radio One, Inc. $6.50 cv. cum. pfd.                                                      70,125
              4,830 Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                           128,599
              3,273 United Global Communications Ser. D, $3.50 cv. pfd.                                      64,642
                803 XM Satellite Radio Holdings, Inc. Ser. B, $4.125 cv. pfd.                                18,168
                                                                                                      -------------
                                                                                                            585,876

Cable Television (0.1%)
-------------------------------------------------------------------------------------------------------------------
                828 Adelphia Communications Corp. Ser. D, 5.50% cv. pfd.                                    101,430

Commercial and Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
              3,600 Carriage Services Capital Trust 144A $3.50 cv. pfd.                                      64,800

Consumer Goods (0.3%)
-------------------------------------------------------------------------------------------------------------------
              2,898 Estee Lauder Aces TR II $5.406 cv. pfd.                                                 213,365

Electric Utilities (1.3%)
-------------------------------------------------------------------------------------------------------------------
              3,283 Alliant Energy 144A $7.25 cv. pfd.                                                      172,768
              4,748 CMS Energy Corp. 8.75% cv. cum. pfd.                                                    164,993
              4,374 Dominion Resources, Inc. 9.50% cv. pfd.                                                 273,375
              1,065 Reliant Energy, Inc. $1.165 cv. pfd.                                                     71,555
              4,572 TXU Corporation $4.625 cv. cum. pfd.                                                    211,455
                600 TXU Corporation $1.658 cv. cum. pfd.                                                     25,725
                                                                                                      -------------
                                                                                                            919,871

Electrical Equipment (0.2%)
-------------------------------------------------------------------------------------------------------------------
              4,768 Sensormatic Elecronics Corp. 144A $1.625 cv. pfd.                                       141,848

Electronics (0.1%)
-------------------------------------------------------------------------------------------------------------------
                200 Interact Systems, Inc. 144A 14.00% cv. pfd.                                                   2
                893 Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                                  38,287
              1,500 Titan Corp. 144A $5.75 cv. pfd.                                                          51,375
                 14 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                           3,058
                                                                                                      -------------
                                                                                                             92,722

Energy (0.6%)
-------------------------------------------------------------------------------------------------------------------
                931 Hanover Compressor 144A $3.625 cv. pfd.                                                 102,759
              6,306 Weatherford International, Inc. $2.50 cum. cv. pfd.                                     338,948
                115 XCL, Ltd. 144A Ser. A, $9.50 cv. cum. pfd.                                                   58
                                                                                                      -------------
                                                                                                            441,765

Entertainment (--%)
-------------------------------------------------------------------------------------------------------------------
                859 Six Flags, Inc. $7.50 cv. cum. pfd.                                                      36,615

Food (0.3%)
-------------------------------------------------------------------------------------------------------------------
              5,300 Suiza Capital Trust II $2.75 cv. pfd.                                                   200,075

Health Care Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
              3,070 Owens & Minor Trust I 144A Ser. A, $2.688 cv. cum. pfd.                                 134,313

Insurance (1.1%)
-------------------------------------------------------------------------------------------------------------------
              1,608 ACE, Ltd. 8.25% cv. cum pfd.                                                            124,821
              3,944 Lincoln National Corp. $0.463 cv. cum. pfd.                                              82,331
              6,365 Metlife Capital Trust I $4.00 cv. pfd.                                                  615,814
                                                                                                      -------------
                                                                                                            822,966

Media (0.1%)
-------------------------------------------------------------------------------------------------------------------
              1,324 Seagram Co., Ltd. $3.76 cv. pfd. (Canada)                                                69,014

Natural Gas Utilities (0.9%)
-------------------------------------------------------------------------------------------------------------------
              1,886 El Paso Energy Capital Trust $2.375 cv. pfd.                                            162,668
              3,200 KN Energy, Inc. $3.548 cv. pfd.                                                         228,400
              3,100 NiSource, Inc. $3.875 cv. pfd.                                                          156,550
              7,803 Semco Energy Inc. 11.00% cv. cum. pfd.                                                   91,685
                                                                                                      -------------
                                                                                                            639,303

Oil & Gas (1.7%)
-------------------------------------------------------------------------------------------------------------------
              3,236 Apache Corp. $2.015 cv. pfd.                                                            160,587
              3,495 Coastal Corp. $1.656 cv. pfd.                                                           162,518
              2,608 Kerr-McGee Corp. $1.825 cv. pfd.                                                        134,964
              2,000 Newfield Exploration Co. $3.25 cv. pfd.                                                 109,000
              1,486 Pogo Producing Co. Ser. A, $3.125 cv. pfd.                                               90,089
             12,390 Unocal Capital Trust $3.125 cv. cum. pfd.                                               586,976
                                                                                                      -------------
                                                                                                          1,244,134

Paper & Forest Products (0.8%)
-------------------------------------------------------------------------------------------------------------------
              2,995 Georgia Pacific Corp. $3.375 cv. pfd.                                                   101,081
              7,142 International Paper Co. $2.625 cv. pfd.                                                 308,892
              3,134 Owens-Illinois, Inc. $2.375 cv. pfd.                                                     50,144
              3,824 Sealed Air Corp. Ser. A, $1.00 cv. pfd.                                                 152,482
                                                                                                      -------------
                                                                                                            612,599

Pharmaceuticals (0.6%)
-------------------------------------------------------------------------------------------------------------------
                844 Alkermes, Inc. $3.25 cv. pfd.                                                            88,093
              6,970 Pharmacia Corp. 6.50% cv. pfd.                                                          345,015
                                                                                                      -------------
                                                                                                            433,108

Power Producers (1.7%)
-------------------------------------------------------------------------------------------------------------------
              6,898 AES Trust II $3.38 cv. pfd.                                                             572,534
              2,924 Calpine Capital Trust II 144A $5.50 cv. cum. pfd.                                       291,304
              1,634 Calpine Corp. 144A $2.75 cv. pfd.                                                       162,787
              3,803 Sei Trust I 6.25% cv. cum. pfd.                                                         218,673
                                                                                                      -------------
                                                                                                          1,245,298

Publishing (0.8%)
-------------------------------------------------------------------------------------------------------------------
              5,037 Tribune Co. $2.00 cv. pfd.                                                              516,293
              4,181 Tribune Co. $1.75 cv. pfd.                                                               81,007
                                                                                                      -------------
                                                                                                            597,300

Railroads (0.5%)
-------------------------------------------------------------------------------------------------------------------
              1,079 Canadian National Railway Co. $2.625 cv. pfd. (Canada)                                   58,401
              6,725 Union Pacific Capital Trust $3.125 cum. cv. pfd.                                        331,206
                                                                                                      -------------
                                                                                                            389,607

Real Estate (0.6%)
-------------------------------------------------------------------------------------------------------------------
             12,194 Equity Residential Properties Trust Ser. E, $1.75 cv. pfd.                              352,102
              2,091 Vornado Realty Trust Ser. A, $3.25 cv. cum. pfd.                                        111,084
                                                                                                      -------------
                                                                                                            463,186

Restaurants (--%)
-------------------------------------------------------------------------------------------------------------------
                465 Wendy's Financing Ser. A, $2.50 cv. pfd.                                                 24,006

Retail (0.3%)
-------------------------------------------------------------------------------------------------------------------
              2,001 CVS Auto Exchange 6.00% cv. pfd.                                                        199,850

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------------------
              2,858 CNF Trust I Ser. A, $2.50 cv. cum. pfd.                                                 136,470

Software (--%)
-------------------------------------------------------------------------------------------------------------------
                408 Amdocs $6.75 cv. pfd.                                                                    23,154

Technology Services (--%)
-------------------------------------------------------------------------------------------------------------------
                500 NBC Internet, Inc. $7.25 cv. pfd.                                                         5,750

Telecommunications (2.0%)
-------------------------------------------------------------------------------------------------------------------
             12,989 Comcast Corp. $2.00 cv. pfd.                                                            681,923
                369 Crown Castle International Corp. $3.125 cv. cum. pfd.                                    15,729
              3,476 DECS Trust VI $0.91 cv. pfd.                                                             70,389
              1,307 Global Crossing Ltd. $6.375 cv. pfd.                                                     76,786
              1,983 Global Crossing Ltd. $3.375 cv. pfd.                                                    335,127
                221 Omnipoint Corp. $3.50 cv. pfd.                                                           30,719
              2,662 Qwest Trends Trust 144A $2.401 cv. pfd.                                                 163,713
              1,701 Williams Communications Group, Inc. 144A $3.375 cv. pfd.                                 51,030
              1,299 WinStar Communications, Inc. $3.50 cv. pfd.                                              32,475
                956 XO Communications, Inc. 6.50% cv. pfd.                                                   67,040
                                                                                                      -------------
                                                                                                          1,524,931
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $13,190,744)                             $  12,350,397

COMMON STOCKS (1.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              2,235 Allstate Corp.                                                                    $      89,087
                 50 AmeriKing, Inc. (NON)                                                                        50
              5,671 AOL Time Warner, Inc. (NON)                                                             249,694
              1,948 Aurora Foods, Inc. (NON)                                                                  8,376
              1,704 BB&T Corp.                                                                               61,566
             24,313 Celcaribe S.A. (Colombia) (NON)                                                           3,039
              4,352 Conseco Financing Trust IV                                                               61,015
              1,379 Fitzgeralds Gaming Corp. (NON)                                                               14
              1,232 Johnson & Johnson                                                                       119,911
              2,305 MGC Communications, Inc. (NON)                                                           10,084
                127 Mpower Communications Corp. (NON)                                                           556
                 33 Pegasus Communications Corp. (NON)                                                          922
              3,995 Protective Life Corp.                                                                   120,250
                220 PSF Holdings LLC Class A (NON)                                                          291,500
                 18 RCN Corp. (NON)                                                                             167
                431 Seacor Smit, Inc. (NON)                                                                  20,623
              2,828 Sepracor, Inc. (NON)                                                                    146,879
                301 Spanish Broadcasting System, Inc. 144A (NON)                                              1,656
                803 St. Paul Cos., Inc.                                                                      37,170
                196 United Global Communications (NON)                                                        3,099
                 74 WinStar Communications, Inc. (NON)                                                          934
                 52 XM Satellite Radio Holdings, Inc. Class A (NON)                                             533
                                                                                                      -------------
                    Total Common Stocks (cost $1,629,383)                                             $   1,227,125

PREFERRED STOCKS (1.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              3,324 AmeriKing, Inc. $3.25 pfd. (PIK)                                                  $       3,324
              1,089 Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                  121,968
              2,136 CSC Holdings, Inc. Ser. M, $11.13 pfd. (PIK)                                            238,164
              7,510 Diva Systems Corp. Ser. C, 6.00% pfd.                                                    60,080
                  3 Dobson Communications Corp. $13.00 pfd.                                                   2,865
                123 Dobson Communications Corp. 144A $12.25 pfd. (PIK)                                      116,850
                199 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                              189,050
                 17 Paxson Communications Corp. 144A 13.25% cum. pfd. (PIK)                                 161,500
                132 Rural Cellular Corp. $12.25 pfd. (PIK)                                                  104,940
                 84 Trikon Technologies, Inc. Ser. H, 8.125% pfd. (PIK)                                         756
                144 XO Communications, Inc. $7.00 cum. pfd. (PIK)                                             5,256
                 66 XO Communications, Inc. Ser. B, 13.50% pfd.                                              33,000
                                                                                                      -------------
                    Total Preferred Stocks (cost $1,171,246)                                          $   1,037,753

WARRANTS (0.2%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                           10/28/09     $          1
                125 Asia Plup & Paper Co., Ltd. 144A (In default) (NON)                   3/15/05                 1
                 80 Bestel S.A. de C.V. (Mexico)                                          5/15/05             9,600
                 70 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08             3,850
                690 CellNet Data Systems, Inc.                                            10/1/07                 1
                130 Dayton Superior Corp.                                                 6/15/09             2,600
                200 Decrane Aircraft Holdings                                             9/30/08                 1
                742 Delta Financial Corp.                                                 12/21/10                1
                185 Diva Systems Corp.                                                    5/15/06           101,750
                579 Diva Systems Corp. 144A                                               3/1/08              3,473
                400 Firstworld Communication Corp.                                        4/15/08             6,000
                 90 Horizon PCS., Inc.                                                    10/1/01             3,600
              6,534 ICG Communications                                                    10/15/05            6,534
                 90 Insilco Holding Co.                                                   8/15/08             3,600
                200 Interact Systems, Inc.                                                8/1/03                  2
                200 Interact Systems, Inc. 144A                                           12/15/09                2
                 85 International Wireless Communications
                    Holdings 144A                                                         8/15/01                 1
                130 IPCS Inc. 144A                                                        7/15/10             2,600
                175 Iridium World Com 144A                                                7/15/05                 1
                140 Jostens, Inc.                                                         5/1/10              2,800
                200 KMC Telecommunications Holdings, Inc. 144A                            4/15/08               300
                235 Knology Holdings                                                      10/22/07              353
                110 Maxcom Telecomunicaciones SA de CV
                    144A (Mexico)                                                         4/1/07                  1
                650 McCaw International, Ltd.                                             4/15/07            19,500
                 85 Mediq, Inc. 144A                                                      6/1/09                  1
                 80 Ntelos, Inc.                                                          8/15/10                80
                 90 Orbital Imaging Corp. 144A                                            3/1/05                  1
                 60 Pliant Corp. 144A                                                     6/1/10                480
                230 Railamerica, Inc.                                                     8/15/10             4,600
                 80 Raintree Resort 144A                                                  12/1/04                 1
                 80 Startec Global Communications Corp.                                   5/15/08                52
                 75 Sterling Chemicals Holdings                                           8/15/08               119
                 50 Telehub Communications Corp. 144A                                     7/31/05                25
                180 Travel Centers of America                                             5/1/09                  2
                200 Ubiquitel, Inc. 144A                                                  4/15/10             6,000
                435 UIH Australia/Pacific, Inc. 144A                                      5/15/06               870
                                                                                                      -------------
                    Total Warrants (cost $214,280)                                                    $     178,803

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                 35 Fresenius Medical Capital Trust II units 7.875 pfd. 2008                          $      34,038
                 50 IWO Holdings, Inc. 144A units 14s, 2011                                                  51,000
                200 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                    60,000
                600 XCL, Ltd. 144A units cv. cum. pfd. zero % (PIK)                                             300
                                                                                                      -------------
                    Total Units (cost $337,303)                                                       $       145,338

SHORT-TERM INVESTMENTS (2.4%) (a) (cost $1,751,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    1,751,000 Interest in $300,000,000 joint tri-party repurchase agreement dated February 28, 2001 with Credit
                    Suisse First Boston due March 1, 2001 with respect
                    to various U.S. Government obligations -- maturity value
                    of $1,751,267 for an effective yield of 5.48%                                     $   1,751,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $85,429,256) (b)                                          $  72,919,557
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $73,539,542.

  (b) The aggregate identified cost on a tax basis is $85,738,174, resulting in gross unrealized appreciation and depreciation of $3,568,860 and $16,387,477, respectively, or net unrealized depreciation of $12,818,617.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates are the current interest rates shown at February 28, 2001, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $85,429,256) (Note 1)                                          $72,919,557
-------------------------------------------------------------------------------------------
Dividends and interest receivables                                                1,213,852
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      499,216
-------------------------------------------------------------------------------------------
Total assets                                                                     74,632,625

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      5,482
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               582,591
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    201,640
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        237,581
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           26,572
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        15,493
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,731
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               21,993
-------------------------------------------------------------------------------------------
Total liabilities                                                                 1,093,083
-------------------------------------------------------------------------------------------
Net assets                                                                      $73,539,542

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (unlimited shares authorized) (Note 1)                          $92,405,357
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (1,586,569)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                             (4,789,492)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (12,489,754)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $73,539,542

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($73,539,542 divided by 3,712,567 shares)                  $19.81
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended February 28, 2001
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                 $ 5,233,561
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $761)                                            1,079,824
-------------------------------------------------------------------------------------------
Total investment income                                                           6,313,385

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,093,717
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      183,117
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    10,440
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,160
-------------------------------------------------------------------------------------------
Other                                                                                92,729
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,384,163
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (7,154)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,377,009
-------------------------------------------------------------------------------------------
Net investment income                                                             4,936,376
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (4,323,864)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the year                                                19,945
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                       (9,401,976)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (13,705,895)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(8,769,519)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                       Year ended       Year ended
                                                                      February 28      February 29
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $  4,936,376     $  5,115,930
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                (4,323,864)       3,164,770
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                       (9,382,031)       3,562,128
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                        (8,769,519)      11,842,828

Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                             (4,936,376)      (5,539,578)
--------------------------------------------------------------------------------------------------
In excess of net investment income                                       (926,442)        (893,174)
--------------------------------------------------------------------------------------------------
From net realized gain on investments                                  (1,042,068)      (1,329,775)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (15,674,405)       4,080,301

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                      89,213,947       85,133,646
--------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $1,586,569 and
$799,226, respectively)                                              $ 73,539,542      $89,213,947
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at the beginning and end of year                     3,712,567        3,712,567
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
                                        Year         Year
Per-share                              ended        ended
operating performance               February 28  February 29         Year ended February 28
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $24.03       $22.93       $27.57       $26.40       $26.43
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (c)               1.33         1.38         1.86         1.76         1.77
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.69)        1.81        (3.69)        2.49         1.54
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.36)        3.19        (1.83)        4.25         3.31
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                      (1.33)       (1.49)       (1.91)       (1.77)       (1.83)
-----------------------------------------------------------------------------------------------------
In excess of
net investment income                   (.25)        (.24)          --           --         (.17)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.28)        (.36)        (.90)       (1.31)       (1.34)
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.86)       (2.09)       (2.81)       (3.08)       (3.34)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $19.81       $24.03       $22.93       $27.57       $26.40
-----------------------------------------------------------------------------------------------------
Market value,
end of period                        $18.880      $18.750      $22.500      $27.312      $24.375
-----------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                 11.00        (7.49)       (7.47)       26.03        23.54
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $73,540      $89,214      $85,134     $102,112      $97,791
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.72         1.71         1.78         1.71         1.72
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               6.13         5.89         7.31         6.45         6.66
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 99.42        65.85        56.58        60.69        70.33
-----------------------------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
February 28, 2001

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At February 28, 2001, the fund had a capital loss carryover of approximately $1,974,000 available to offset future net capital gain, if any, which will expire on February 28, 2009.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, organization costs, nontaxable dividends, dividends payable, defaulted bond interest, paydown gains and losses on mortgage-backed securities, market discount, interest on payment-in-kind securities, and book accretion/amortization adjustments. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended February 28, 2001, the fund reclassified $139,099 to decrease distributions in excess of net investment income and $526,564 to increase paid-in-capital, with an increase to accumulated net realized loss of $665,663. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.10% of average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC, Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended February 28, 2001, the fund's expenses were reduced by $7,154 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $486 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended February 28, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $77,411,262 and $81,376,071, respectively. There were no purchases or sales of U.S. government obligations.

Note 4
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.

Note 5
Change in independent accountants
(unaudited)

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as this funds' independent accountants and voted to appoint KPMG LLP for the fund's fiscal year ended February 28, 2001. During the two previous fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through July 24, 2000, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 15.52% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


RESULTS OF OCTOBER 5, 2000 SHAREHOLDER MEETING
(Unaudited)

An annual meeting of shareholders of the fund was held on October 5,
2000. At the meeting, each of the nominees for Trustees was elected, as follows:
	                                           Common Shares
                                                               Votes
		                               Votes for              withheld

J.A. Hill                              3,299,260	           63,722
R.J Jackson	                           3,300,256	           62,726
E.T. Kennan	                           3,298,340	           64,642
R.E. Patterson	                       3,300,040	           62,942
G. Putnam III	                       3,295,313	           67,669

A proposal to ratify the selection of KPMG LLP as independent accountants for the fund was approved as follows: 3,337,437 votes for, and 6,744 votes against, with 18,801 abstentions and non-broker votes.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Charles G. Pohl
Vice President and Fund Manager

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


70446  224  4/01